DEBT (Tables)	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM LOANS

(a) Short-term loans:

		September 30, 2024	September 30, 2023

China Construction Bank (“CCB’)	(1)	$36,639	$179,847
Shanghai Pudong Development Bank (“SPD Bank”)	(2)	1,424,989	1,370,614
Beijing Bank	(3)	854,993	822,368
Industrial and Commercial Bank of China (“ICBC”)	(4)	142,499	137,061
Agricultural Bank of China	(5)	1,139,991	-
Bohai Bank	(6)	569,995	-
Bank of China	(7)	569,995	-
Postal Savings Bank of China	(8)	439,181	-
Qinnong Bank	(9)	498,746	-
Bank of Communication	(10)	42,465	-
Total short-term loans		$5,719,493	$2,509,890

SCHEDULE OF LONG -TERM LOANS

(b) Long-term loans:

		September 30, 2024	September 30, 2023

Xi’an High-Tech Emerging Industry Investment Fund Partnership	(11)	$46,523	$44,747
Webank Co., Ltd.	(12)	174,062	209,133
China Resources Shenzhen International Investment Trust	(13)	-	22,844
Huaxia Bank	(14)	926,243	603,070
Qishang Bank	(15)	284,998	411,184
Total		1,431,826	1,290,978
Less: current portion of long-term loans		(461,765)	(419,610)
Total long-term loans		$970,061	$871,368